Cover	Aug. 07, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2026
Entity File Number	001-37428
Entity Registrant Name	AIxCrypto Holdings, Inc.
Entity Central Index Key	0001460702
Entity Tax Identification Number	26-3474527
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1990 E. Grand Ave.
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	(760)
Local Phone Number	452-8111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AIXC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5857 Owens Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008